UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

EuroPacific Growth Fund®
Investment portfolio

December 31, 2009
unaudited

Common stocks — 93.01%	Shares	Value (000)

FINANCIALS — 19.91%
Banco Santander, SA1	98,793,341	$1,621,975
Prudential PLC1	117,598,324	1,199,539
UBS AG1,2	61,267,671	940,143
Industrial and Commercial Bank of China Ltd., Class H1	1,091,504,000	895,853
Société Générale1	12,223,277	845,139
Barclays PLC1	179,924,707	793,901
Barclays PLC1,3	6,192,900	27,326
Housing Development Finance Corp. Ltd.1	12,629,346	726,686
AXA SA1	30,452,239	719,675
Banco Bradesco SA, preferred nominative	32,412,550	676,711
Itaú Unibanco Holding SA, preferred nominative	17,739,630	393,886
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,638,203	265,816
Deutsche Bank AG1	8,868,504	624,619
Bank of China Ltd., Class H1	1,113,931,000	596,479
UniCredit SpA1,2	157,878,348	524,779
BNP Paribas SA1	6,442,835	508,055
Fairfax Financial Holdings Ltd.	774,114	301,873
Fairfax Financial Holdings Ltd. (CAD denominated)	500,000	195,854
HSBC Holdings PLC (Hong Kong)1	36,352,493	413,897
HSBC Holdings PLC (United Kingdom)1	5,670,000	64,792
Erste Bank der oesterreichischen Sparkassen AG1	11,943,297	442,379
DLF Ltd.1	53,500,000	411,875
Nomura Holdings, Inc.1	55,604,800	410,026
China Life Insurance Co. Ltd., Class H1	74,886,000	366,485
Türkiye Garanti Bankasi AS1	80,820,000	343,353
Credit Suisse Group AG1	6,540,871	321,788
PT Bank Central Asia Tbk1	550,000,000	282,014
Sumitomo Mitsui Financial Group, Inc.1	9,426,000	268,891
Australia and New Zealand Banking Group Ltd.1	13,100,000	266,515
Bank of Nova Scotia	5,660,000	266,156
HDFC Bank Ltd.1	6,786,258	247,622
State Bank of India1	4,906,336	238,365
DnB NOR ASA1,2	21,556,767	233,975
Royal Bank of Scotland Group PLC1,2	494,096,205	232,055
Sampo Oyj, Class A1	9,562,515	231,908
Sberbank (Savings Bank of the Russian Federation) (GDR)1	825,935	231,501
QBE Insurance Group Ltd.1	9,617,501	219,503
Banco do Brasil SA, ordinary nominative	12,030,500	205,054
Sun Hung Kai Properties Ltd.1	13,714,000	203,518
Ping An Insurance (Group) Co. of China, Ltd., Class H1	22,295,000	193,375
China Construction Bank Corp., Class H1	219,800,000	187,112
Ayala Land, Inc.1	631,283,600	152,725
Mitsubishi UFJ Financial Group, Inc.1	28,250,000	138,399
TrygVesta A/S1	1,991,000	131,411
Swire Pacific Ltd., Class A1	10,270,000	123,822
PartnerRe Holdings Ltd.	1,395,000	104,151
Woori Finance Holdings Co., Ltd.1	8,580,000	101,324
Swedbank AB, Class A1,2	6,812,600	67,820
Swedbank AB, Class A, preference shares2	2,420,551	23,869
Hana Financial Holdings1	3,218,270	91,379
Topdanmark A/S1,2	673,550	91,190
Macquarie Group Ltd.1	1,996,000	85,451
ING Groep NV, depository receipts1,2	8,000,000	77,281
Allianz SE1	585,000	72,763
Lloyds Banking Group PLC1,2	87,359,895	70,223
Samsung Fire & Marine Insurance Co., Ltd.1	400,000	68,362
Hang Lung Properties Ltd.1	16,885,000	65,977
Unibail-Rodamco SE, non-registered shares1	290,000	63,793
Daito Trust Construction Co., Ltd.1	1,315,000	62,046
National Bank of Greece SA1,2	2,406,362	61,315
Shinhan Financial Group Co., Ltd.1	1,562,620	58,067
Singapore Exchange Ltd.1	6,000,000	35,357
Kerry Properties Ltd.1	4,420,730	22,324
Grupo Financiero Banorte, SAB de CV, Series O	800,000	2,927
		19,912,444

HEALTH CARE — 11.07%
Bayer AG1	30,610,750	2,444,776
Roche Holding AG1	10,896,868	1,851,675
Novartis AG1	33,877,325	1,843,663
Novo Nordisk A/S, Class B1	22,139,400	1,416,364
Teva Pharmaceutical Industries Ltd. (ADR)	19,838,100	1,114,504
CSL Ltd.1	19,624,000	570,871
UCB SA1,4	10,031,602	419,776
Smith & Nephew PLC1	38,030,000	391,004
Merck KGaA1	2,913,558	272,127
Shionogi & Co., Ltd.1	9,250,000	200,164
Richter Gedeon NYRT1	849,000	192,406
Terumo Corp.1	2,800,000	167,667
Essilor International1	1,882,000	111,960
Lonza Group Ltd.1	1,047,012	73,347
AstraZeneca PLC (Sweden)1	83,410	3,907
		11,074,211

CONSUMER STAPLES — 9.63%
Anheuser-Busch InBev NV1	41,213,464	2,127,697
Anheuser-Busch InBev NV1,2	10,093,238	72
Nestlé SA1	24,382,000	1,183,230
Pernod Ricard SA1	10,930,051	937,497
Tesco PLC1	121,247,573	834,152
British American Tobacco PLC1	21,144,999	686,848
Danone SA1	10,881,168	662,170
L’Oréal SA1	4,462,800	495,119
Unilever NV, depository receipts1	10,601,000	345,183
Koninklijke Ahold NV1	24,513,000	324,975
METRO AG1	5,293,269	322,406
SABMiller PLC1	10,018,000	294,155
Wal-Mart de México, SAB de CV, Series V	64,835,718	291,068
Beiersdorf AG1	3,887,000	255,273
Woolworths Ltd.1	6,090,626	152,551
Diageo PLC1	8,130,000	141,966
Shoppers Drug Mart Corp.	3,246,000	140,824
Coca-Cola Amatil Ltd.1	13,654,580	140,700
Heineken NV1	2,331,001	110,370
Unilever PLC1	2,526,750	80,984
Coca-Cola Hellenic Bottling Co. SA1	3,000,000	68,296
Foster’s Group Ltd.1	6,640,372	32,674
		9,628,210

TELECOMMUNICATION SERVICES — 8.89%
América Móvil, SAB de CV, Series L (ADR)	50,266,501	2,361,520
América Móvil, SAB de CV, Series L	35,090,000	82,603
Telefónica, SA1	57,330,000	1,596,706
Koninklijke KPN NV1	43,848,800	743,206
SOFTBANK CORP.1	28,945,000	676,926
MTN Group Ltd.1	32,748,200	521,356
Bharti Airtel Ltd.1	37,560,000	267,177
China Telecom Corp. Ltd., Class H1	577,442,000	238,953
OJSC Mobile TeleSystems (ADR)	4,789,800	234,173
China Mobile Ltd.1	24,230,000	225,877
Vodafone Group PLC1	94,944,919	220,150
Portugal Telecom, SGPS, SA1	15,795,000	191,872
Iliad SA1	1,611,000	191,783
Telmex Internacional, SAB de CV, Class L (ADR)	9,987,400	177,276
Telekom Austria AG, non-registered shares1	12,351,203	176,216
Philippine Long Distance Telephone Co.1	3,040,460	171,349
Teléfonos de México, SAB de CV, Class L (ADR)	9,701,700	160,854
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	157,269,200	156,955
KDDI Corp.1	29,200	154,074
Singapore Telecommunications Ltd.1	69,650,824	153,334
NTT DoCoMo, Inc.1	65,300	91,018
Telekomunikacja Polska SA1	10,001,227	55,189
Orascom Telecom Holding SAE (GDR)1	2,151,450	48,712
		8,897,279

MATERIALS — 8.64%
Xstrata PLC1,2	52,410,053	924,335
ArcelorMittal1	17,295,955	783,882
Linde AG1	6,178,200	743,094
Holcim Ltd1,2	7,314,544	566,366
Syngenta AG1	1,974,315	552,623
Impala Platinum Holdings Ltd.1	19,110,488	519,873
POSCO1	957,890	504,626
Potash Corp. of Saskatchewan Inc.	3,778,000	409,913
CRH PLC1	12,095,101	327,388
Shin-Etsu Chemical Co., Ltd.1	5,090,000	287,070
Anglo American PLC1,2	4,500,000	195,008
Anglo American PLC (ZAR denominated)1,2	1,615,000	69,058
Rio Tinto PLC1	4,550,275	245,562
First Quantum Minerals Ltd.	3,142,129	240,936
Akzo Nobel NV1	3,607,000	237,573
Vale SA, ordinary nominative (ADR)	8,000,000	232,240
BASF SE1	3,610,000	223,751
BHP Billiton Ltd.1	5,435,000	208,115
JFE Holdings, Inc.1	4,881,300	192,339
BHP Billiton PLC1	6,000,000	191,905
Barrick Gold Corp.	4,734,000	186,425
L’Air Liquide SA, non-registered shares1	1,186,000	139,897
Rio Tinto Ltd.1	1,889,750	125,030
Israel Chemicals Ltd.1	8,820,000	115,139
Kumba Iron Ore Ltd.1	2,725,992	111,745
Nitto Denko Corp.1	2,971,400	105,951
Titan Cement Co. SA1	2,283,000	66,083
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)2	4,719,526	55,785
Givaudan SA1	45,332	36,038
Koninklijke DSM NV1	515,979	25,281
Rhodia SA1,2	945,833	16,623
		8,639,654

CONSUMER DISCRETIONARY — 8.30%
Daimler AG1	16,398,778	875,496
Daimler AG (New York registered)	250,000	13,325
Honda Motor Co., Ltd.1	25,418,250	859,951
Toyota Motor Corp.1	17,223,300	724,079
Industria de Diseño Textil, SA1	11,566,674	716,189
adidas AG1,4	11,373,000	613,598
British Sky Broadcasting Group PLC1	64,912,805	585,508
H & M Hennes & Mauritz AB, Class B1	5,831,000	322,914
Peugeot SA1,2	9,361,900	313,401
Cie. Générale des Établissements Michelin, Class B1	3,882,894	297,621
Nissan Motor Co., Ltd.1,2	30,357,200	265,479
Fiat SpA1,2	17,054,900	248,032
Renault SA1,2	4,677,765	238,022
Yamada Denki Co., Ltd.1	3,442,150	231,446
Mediaset SpA1	27,444,198	224,078
OPAP SA1	8,701,490	190,355
Swatch Group Ltd, non-registered shares1	588,900	148,062
Swatch Group Ltd1	839,484	40,095
Hyundai Motor Co.1	1,654,390	170,907
Nikon Corp.1	8,220,000	162,216
Porsche Automobil Holding SE, nonvoting preferred1	2,310,403	145,009
Suzuki Motor Corp.1	3,946,333	96,960
Marks and Spencer Group PLC1	13,900,000	90,291
Crown Ltd.1	12,550,000	89,847
JCDecaux SA1,2	3,528,700	85,492
Carnival PLC1,2	2,500,000	85,482
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	4,000,000	83,040
Esprit Holdings Ltd.1	12,424,424	81,781
Techtronic Industries Co. Ltd.1,4	86,710,000	71,828
News Corp., Class A	4,152,946	56,854
Belle International Holdings Ltd.1	35,389,000	40,884
Carphone Warehouse Group PLC1	12,230,000	36,913
Kingfisher PLC1	9,259,650	33,987
DSG international PLC1,2	43,448,571	25,600
Li & Fung Ltd.1	5,650,000	23,255
Vivendi SA1	342,079	10,091
		8,298,088

INFORMATION TECHNOLOGY — 7.96%
SAP AG1	24,000,795	1,131,143
SAP AG (ADR)	4,812,500	225,273
Samsung Electronics Co. Ltd.1	1,684,259	1,151,136
Samsung Electronics Co. Ltd., nonvoting preferred1	48,800	22,069
Canon, Inc.1	19,200,300	812,173
Taiwan Semiconductor Manufacturing Co. Ltd.1	316,735,170	636,047
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	66,612
HOYA CORP.1,4	23,734,700	629,597
Murata Manufacturing Co., Ltd.1	6,381,900	315,299
MediaTek Inc.1	17,862,986	310,547
HTC Corp.1	23,818,155	271,371
Hirose Electric Co., Ltd.1,4	2,402,500	250,557
Nippon Electric Glass Co., Ltd.1	16,464,000	224,733
Advanced Semiconductor Engineering, Inc.1	248,945,000	222,940
Telefonaktiebolaget LM Ericsson, Class B1	23,100,000	212,629
Konica Minolta Holdings, Inc.1	14,585,000	149,674
Nintendo Co., Ltd.1	495,000	117,417
Delta Electronics, Inc.1	36,386,563	113,304
Acer Inc.1	37,494,830	112,137
Tokyo Electron Ltd.1	1,750,000	111,967
Redecard SA, ordinary nominative	6,510,000	108,344
Hon Hai Precision Industry Co., Ltd.1	21,000,000	98,897
Nokia Corp.1	7,695,000	98,715
ASML Holding NV1	2,903,126	98,672
Ibiden Co., Ltd.1	2,695,200	96,043
Autonomy Corp. PLC1,2	3,825,000	93,382
Tencent Holdings Ltd.1	3,255,400	70,170
STMicroelectronics NV1	7,500,000	67,956
Rohm Co., Ltd.1	884,400	57,465
Infosys Technologies Ltd.1	943,921	52,684
Keyence Corp.1	145,000	29,911
		7,958,864

ENERGY — 7.60%
OAO Gazprom (ADR)1	62,015,000	1,545,884
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	19,906,340	949,134
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	6,700,860	284,049
Reliance Industries Ltd.1	29,630,000	691,466
Royal Dutch Shell PLC, Class B1	10,430,000	304,327
Royal Dutch Shell PLC, Class A1	3,195,000	96,571
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	75,162
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	60,110
Canadian Natural Resources, Ltd.	7,031,300	510,537
Suncor Energy Inc.	12,139,000	431,132
TOTAL SA1	5,296,000	339,127
China National Offshore Oil Corp.1	215,288,100	335,211
Eni SpA1	12,857,000	327,088
Saipem SpA, Class S1	9,466,566	324,964
JSC KazMunaiGas Exploration Production (GDR)1	6,300,000	156,725
Nexen Inc.	6,157,485	148,363
Sasol Ltd.1	3,518,000	141,310
Cameco Corp.	4,247,000	136,626
BP PLC1	13,325,498	129,041
Statoil ASA1	4,828,320	120,418
OGX Petróleo e Gás Participações SA, ordinary nominative	11,840,000	116,192
Woodside Petroleum Ltd.1	2,107,964	88,592
Cairn India Ltd.1,2	12,812,190	77,258
OAO LUKOIL (ADR)1	1,189,000	66,602
Acergy SA1	3,910,000	61,647
Tenaris SA (ADR)	1,040,000	44,356
BG Group PLC1	2,185,000	39,179
		7,601,071

INDUSTRIALS — 5.56%
Siemens AG1	6,787,900	622,150
Ryanair Holdings PLC (ADR)2	19,373,900	519,608
Schneider Electric SA1	3,974,626	460,130
Capita Group PLC1	31,129,005	375,960
Orkla AS1	31,283,900	305,197
BAE Systems PLC1	47,590,000	274,610
Alstom SA1	3,721,000	258,340
FANUC LTD1	2,685,000	249,813
Qantas Airways Ltd.1	87,259,300	231,902
G4S PLC1	52,637,466	220,273
AB Volvo, Class B1	25,000,000	213,152
Geberit AG1	1,187,000	210,027
Vallourec SA1	937,000	170,302
Scania AB, Class B1	12,546,800	161,043
Scania AB, Class A1	449,780	5,735
Vestas Wind Systems A/S1,2	2,626,668	160,698
Asahi Glass Co., Ltd.1	16,800,000	157,473
Komatsu Ltd.1	7,500,000	156,453
Sandvik AB1	11,394,000	136,677
Wolseley PLC1,2	6,057,291	121,334
ABB Ltd1,2	5,600,000	106,983
Deutsche Lufthansa AG1	5,000,000	83,881
Air France1,2	4,810,000	74,942
VINCI SA1	1,240,833	69,448
Mitsubishi Corp.1	2,500,000	62,194
Finmeccanica SpA1	3,023,000	48,177
Metso Oyj1	1,250,000	43,917
KONE Oyj, Class B1	775,000	33,099
SMC Corp.1	242,000	27,369
		5,560,887

UTILITIES — 2.91%
GDF Suez1	18,018,103	781,121
E.ON AG1	7,505,000	313,087
Electricité de France SA1	4,080,905	242,658
Hongkong Electric Holdings Ltd.1	43,010,000	233,721
Fortum Oyj1	8,308,112	224,910
Hong Kong and China Gas Co. Ltd.1	89,197,250	222,496
RWE AG1	2,100,000	203,923
SUEZ Environnement Co.1	8,255,425	190,575
Veolia Environnement1	5,226,164	171,721
Red Eléctrica de Corporación, SA1	2,917,000	161,547
China Resources Power Holdings Co. Ltd.1	22,110,000	43,752
Iberdrola Renovables, SA Unipersonal1	9,012,162	42,906
Gas Natural SDG, SA1	1,985,000	42,698
Cheung Kong Infrastructure Holdings Ltd.1	10,689,000	40,575
		2,915,690

MISCELLANEOUS — 2.54%
Other common stocks in initial period of acquisition		2,544,848

Total common stocks (cost: $71,857,498,000)		93,031,246

		Value
Preferred stocks — 0.11%	Shares	(000)

FINANCIALS — 0.11%
SMFG Preferred Capital USD 3 Ltd. 9.50%3,5	86,000,000	$90,730
Woori Bank 6.208%3,5	18,630,000	14,503

Total preferred stocks (cost: $96,401,000)		105,233

	Principal amount
Bonds & notes — 0.41%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.12%
Brazilian Treasury Bill 0% 2010	BRL131,500	75,418
Brazil (Federal Republic of) 10.00% 20121	50,000	27,795
Brazil (Federal Republic of) Global 11.00% 2040	$10,500	14,044
		117,257

CONSUMER DISCRETIONARY — 0.10%
DaimlerChrysler North America Holding Corp. 4.875% 2010	4,250	4,320
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	11,620	12,211
DaimlerChrysler North America Holding Corp. 7.75% 2011	8,080	8,593
DaimlerChrysler North America Holding Corp. 7.30% 2012	17,648	19,195
DaimlerChrysler North America Holding Corp. 6.50% 2013	52,910	58,051
		102,370

ENERGY — 0.07%
Gaz Capital SA 7.343% 2013	1,900	2,015
Gaz Capital SA 8.146% 2018	35,280	37,353
Gazprom International SA 7.201% 20206	21,159	21,910
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	5,875	6,448
Gaz Capital SA 7.288% 2037	6,300	5,843
		73,569

CONSUMER STAPLES — 0.07%
British American Tobacco International Finance PLC 9.50% 20183	54,775	69,668

FINANCIALS — 0.05%
Westfield Group 7.125% 20183	42,735	46,798

Total bonds & notes (cost: $310,555,000)		409,662

Short-term securities — 6.41%

Freddie Mac 0.12%–0.435% due 2/16–8/5/2010	2,533,203	2,531,645
Fannie Mae 0.15%–0.43% due 1/15–12/1/2010	897,196	895,868
U.S. Treasury Bills 0.18%–0.40% due 6/10–10/21/2010	648,800	647,936
Caisse d’Amortissement de la Dette Sociale 0.18%–0.285% due 1/15–3/19/2010	252,700	252,628
Société de Prise de Participation de l’Etat 0.145%–0.24% due 2/23–5/24/20103	131,500	131,441
KfW 0.20%–0.21% due 1/19–3/18/20103	177,400	177,369
Canada Bills 0.22%–0.31% due 1/12–4/8/2010	131,855	131,814
General Electric Capital Corp. 0.17%–0.20% due 1/7–2/9/2010	106,400	106,385
General Electric Capital Services, Inc. 0.17% due 2/18/2010	25,000	24,992
Export Development Canada 0.20%–0.25% due 3/4–4/8/2010	103,200	103,164
Province of Ontario 0.18% due 1/7–1/11/2010	102,800	102,795
National Australia Funding (Delaware) Inc. 0.185%–0.215% due 1/4–1/28/20103	97,600	97,584
Procter & Gamble International Funding S.C.A. 0.21%–0.23% due 2/8–2/16/20103	96,971	96,951
International Bank for Reconstruction and Development 0.14%–0.24% due 2/1–3/31/2010	91,800	91,788
GDF SUEZ 0.20% due 2/9–2/10/20103	82,300	82,281
Toyota Motor Credit Corp. 0.16% due 1/6/2010	75,000	74,998
Total Capital Canada Ltd. 0.18% due 2/17/20103	75,000	74,981
Federal Home Loan Bank 0.18%–0.75% due 1/8–5/14/2010	73,085	73,070
Nestlé Capital Corp. 0.23%–0.24% due 2/1–2/11/20103	73,000	72,986
ANZ National (International) Ltd. 0.23%–0.30% due 1/19–1/25/20103	72,200	72,191
Old Line Funding, LLC 0.23% due 1/15/20103	30,024	30,021
Thunder Bay Funding, LLC 0.20% due 3/15/20103	21,000	20,982
Royal Bank of Canada 0.21% due 1/25/2010	16,360	16,358
Private Export Funding Corp. 0.22% due 1/20–2/3/20103	60,000	59,992
Westpac Banking Corp. 0.20% due 1/5–1/11/20103	50,000	49,997
Rabobank USA Financial Corp. 0.22% due 1/13/2010	50,000	49,997
Société Générale North America, Inc. 0.20% due 1/12/2010	50,000	49,997
Straight-A Funding LLC 0.14%–0.18% due 1/26–2/3/20103	49,900	49,894
BNP Paribas Finance Inc. 0.18% due 2/25/2010	34,400	34,390
ING (U.S.) Funding LLC 0.17% due 1/4/2010	32,000	31,999
British Columbia (Province of) 0.20% due 3/22/2010	31,180	31,169
Scotiabank Inc. 0.16% due 1/4/20103	25,000	25,000
CBA (Delaware) Finance Inc. 0.21% due 1/8/2010	25,000	24,999
Calyon North America Inc. 0.26% due 2/22/2010	25,000	24,993
Novartis Finance Corp. 0.23% due 3/1/20103	25,000	24,992
Federal Farm Credit Banks 0.23% due 8/23/2010	25,000	24,961
Coca-Cola Co. 0.23% due 1/13/20103	15,000	14,999

Total short-term securities (cost: $6,407,153,000)		6,407,607

Total investment securities (cost: $78,671,607,000)		99,953,748
Other assets less liabilities		64,386

Net assets		$100,018,134

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $80,609,157,000, which represented 80.59% of the net assets of the fund. This amount includes $80,349,861,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,330,686,000, which represented 1.33% of the net assets of the fund.
4The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations

ADR = American Depositary Receipts	CAD = Canadian dollars
GDR = Global Depositary Receipts	ZAR = South African rand
BRL = Brazilian reais

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended December 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/09 (000)

HOYA CORP.	26,989,700	—	3,255,000	23,734,700	$8,446	$629,597
adidas AG	6,843,000	4,530,000	—	11,373,000	5,344	613,598
UCB SA	10,179,479	—	147,877	10,031,602	10,656	419,776
Hirose Electric Co., Ltd.	2,547,000	—	144,500	2,402,500	1,465	250,557
Techtronic Industries Co. Ltd.	86,710,000	—	—	86,710,000	671	71,828
Housing Development Finance Corp. Ltd.*	15,436,346	—	2,807,000	12,629,346	7,928	—
HTC Corp.*	38,751,100	3,292,555	18,225,500	23,818,155	22,319	—
Qantas Airways Ltd.*	127,259,300	—	40,000,000	87,259,300	—	—
					$56,829	$1,985,356

*Unaffiliated issuer at 12/31/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Financials	$2,436,297	$17,476,147	*	$—	$19,912,444
Health care	1,114,504	9,959,707	*	—	11,074,211
Consumer staples	431,892	9,196,318	*	—	9,628,210
Telecommunication services	3,016,426	5,880,853	*	—	8,897,279
Materials	1,125,299	7,514,355	*	—	8,639,654
Consumer discretionary	153,219	8,144,869	*	—	8,298,088
Information technology	400,229	7,558,635	*	—	7,958,864
Energy	2,755,661	4,845,410	*	—	7,601,071
Industrials	519,608	5,041,279	*	—	5,560,887
Utilities	—	2,915,690	*	—	2,915,690
Miscellaneous	496,749	2,048,099	*	—	2,544,848
Preferred stocks	—	105,233		—	105,233
Bonds & notes	—	409,662		—	409,662
Short-term securities	—	6,407,607		—	6,407,607
Total	$12,449,884	$87,503,864		$—	$99,953,748

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended December 31, 2009 (dollars in thousands):

	Beginning value at 4/1/2009	Net unrealized appreciation	Net sales	Net realized loss	Ending value at 12/31/2009

Investment securities	$47,255	$182,489	$(85,796)	$(143,948)	$—

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $80,349,861,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,433,942
Gross unrealized depreciation on investment securities	(3,700,844)
Net unrealized appreciation on investment securities	20,733,098
Cost of investment securities for federal income tax purposes	79,220,650

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-916-0210O-S21490

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 26, 2010

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: February 26, 2010